Inventories - Schedule of Movement Provision for the Inventory (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Movement Provision for the Inventory [Abstract]
Balance, at beginning of the year	$ 25,666
Addition	185	26,585
Reduction	(8,737)
Exchange rate difference	635	(919)
Balance, at end of the year	$ 17,749	$ 25,666